GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2023
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

NOTE 15: - GEOGRAPHICAL INFORMATION

Revenues from sales to customers:

	Year ended
	December 31,
	2023	2022	2021
United States	$414,105	$241,123	$161,925
Others	94,580	83,397	60,630
Total net revenue	$508,685	$324,520	$222,555

Total revenue is attributed to geographic areas based on the location of the end customer.

The following table summarizes long-lived assets by geographic area, which consist of property, plant and equipment, net and right-of-use assets:

	December 31,
	2023	2022
Israel	$17,601	$18,665
United States	5,201	4,081
Total long-lived assets	$22,802	$22,746